Derivative Instruments	12 Months Ended
Dec. 31, 2010
Derivative Instruments [Abstract]
Derivative Instruments
5.  DERIVATIVE INSTRUMENTS

    We use derivatives to reduce our exposure to various market risks, primarily foreign currency exchange rate risk. We maintain a foreign currency exchange rate risk management strategy that utilizes derivatives to reduce our exposure to unanticipated fluctuations in earnings and cash flows caused by changes in foreign currency exchange rates. Although no interest rate related derivatives were outstanding as of December 31, 2010 and 2009, we occasionally employ an interest rate risk management strategy that utilizes derivatives to minimize or eliminate unanticipated fluctuations in earnings and cash flows arising from changes in, and volatility of, interest rates. We minimize our credit risk relating to the counterparties of our derivatives by transacting with multiple, high-quality financial institutions, thereby limiting exposure to individual counterparties, and by monitoring the financial condition of our counterparties. We do not enter into derivatives for trading or other speculative purposes.

    All derivatives were recorded on our consolidated balance sheets at fair value. Accounting for the gains and losses resulting from changes in the fair value of derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. See "Note 1 - Description of the Business and Summary of Significant Accounting Policies" for additional information on our accounting policy for derivatives and "Note 8 - Fair Value Measurements" for additional information on the fair value measurement of our derivatives.
    As of December 31, 2010 and 2009, our consolidated balance sheets included net foreign currency derivative assets of $16.4 million and $13.2 million, respectively.  All of our derivatives mature during the next 18 months.  Derivatives recorded at fair value in our consolidated balance sheets as of December 31, 2010 and 2009 consisted of the following (in millions):

	Derivative Assets		Derivative Liabilities
	2010	2009	2010	2009
Derivatives Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	$16.8	$10.2	$.6	$1.1
Foreign currency forward contracts - non-current(2)	.1	3.8	.1	--
	16.9	14.0	.7	1.1
Derivatives not Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	.2	.3	--	.0
	.2	.3	--	.0
Total	$17.1	$14.3	$.7	$1.1

(1)
Derivative assets and liabilities that have maturity dates equal to or less than twelve months from the respective balance sheet dates were included in other current assets and accrued liabilities and other, respectively, on our consolidated balance sheets.

(2)
Derivative assets and liabilities that have maturity dates greater than twelve months from the respective balance sheet dates were included in other assets, net, and other liabilities, respectively, on our consolidated balance sheets.

    We utilize derivatives designated as hedging instruments to hedge forecasted foreign currency denominated transactions ("cash flow hedges"), primarily to reduce our exposure to foreign currency exchange rate risk associated with the portion of our remaining ENSCO 8500 Series® construction obligations denominated in Singapore dollars and contract drilling expenses denominated in various other currencies. As of December 31, 2010, we had cash flow hedges outstanding to exchange an aggregate $216.4 million for various foreign currencies, including $118.8 million for Singapore dollars, $77.6 million for British pounds, $9.2 million for Australian dollars and $10.8 million for other currencies.

    Gains and losses, net of tax, on derivatives designated as cash flow hedges included in our consolidated statements of income for each of the years in the three-year period ended December 31, 2010 were as follows (in millions):

	Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivatives (Effective Portion)			(Loss) Gain Reclassified from AOCI into Income (Effective Portion)			Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)(1)
	2010	2009	2008	2010	2009	2008	2010	2009	2008

Interest rate lock contracts(2)	$ --	$ --	$ --	$ (.6)	$ (.7)	$ (.7)	$ --	$ --	$ --
Foreign currency forward contracts(3)	7.6	13.5	(16.4)	2.3	(8.0)	(2.9)	.3	(2.9)	(1.0)
Total	$ 7.6	$13.5	$(16.4)	$ 1.7	$(8.7)	$(3.6)	$ .3	$(2.9)	$(1.0)

(1)	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other income (expense), net, in our consolidated statements of income.
(2)	Gains and losses on derivatives reclassified from AOCI into income (effective portion) were included in other income (expense), net, in our consolidated statements of income.
(3)	Gains and losses on derivatives reclassified from AOCI into income (effective portion) were included in contract drilling expense in our consolidated statements of income.

    We have net assets and liabilities denominated in numerous foreign currencies and use various methods to manage our exposure to foreign currency exchange rate risk. We predominantly structure our drilling contracts in U.S. dollars, which significantly reduces the portion of our cash flows and assets denominated in foreign currencies. We occasionally enter into derivatives that hedge the fair value of recognized foreign currency denominated assets or liabilities but do not designate such derivatives as hedging instruments. In these situations, a natural hedging relationship generally exists whereby changes in the fair value of the derivatives offset changes in the fair value of the underlying hedged items. As of December 31, 2010, we had derivatives not designated as hedging instruments outstanding to exchange an aggregate $23.5 million for various foreign currencies, including $15.3 million for Australian dollars, $3.0 million for Malaysian ringgits, $2.2 million for Singapore dollars and $3.0 million for other currencies.

    Net gains of $2.9 million and $4.6 million and net losses of $3.5 million associated with our derivatives not designated as hedging instruments were included in other income (expense), net, in our consolidated statements of income for the years ended December 31, 2010, 2009 and 2008, respectively.

    As of December 31, 2010, the estimated amount of net gains associated with derivatives, net of tax, that will be reclassified to earnings during the next twelve months was as follows (in millions):

Net unrealized gains to be reclassified to contract drilling expense	$1.1
Net realized losses to be reclassified to other income (expense), net	(.3)
Net gains to be reclassified to earnings	$ .8